NEOS Enhanced Income 1-3 Month T-Bill ETF
Schedule of Investments
March 31, 2026 (Unaudited)

PURCHASED OPTIONS - 0.0% (a)	Notional Amount	Contracts	Value
Put Options - 0.0% (a)
S&P 500® Index (b)(c)
Expiration: 04/09/2026; Exercise Price: $5,600.00	$254,612,280	390	$87,750
Expiration: 04/09/2026; Exercise Price: $5,650.00	254,612,280	390	98,475
Expiration: 04/09/2026; Exercise Price: $5,700.00	254,612,280	390	106,275
Expiration: 04/09/2026; Exercise Price: $5,925.00	254,612,280	390	191,100
TOTAL PURCHASED OPTIONS (Cost $1,630,050)			483,600

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 98.8%		Par	Value
3.55%, 04/02/2026 (d)		63,159,000	63,152,642
3.58%, 04/09/2026 (d)		75,657,000	75,596,382
3.60%, 04/16/2026 (d)		74,688,000	74,575,314
3.59%, 04/23/2026 (d)		74,460,000	74,295,066
3.59%, 04/28/2026 (d)		75,713,000	75,507,127
3.57%, 05/05/2026 (d)		82,425,000	82,143,569
3.61%, 05/07/2026 (d)		79,353,000	79,064,353
3.58%, 05/19/2026 (d)		82,886,000	82,485,385
3.61%, 05/21/2026 (d)		79,720,000	79,318,909
3.60%, 05/28/2026 (d)		70,698,000	70,291,406
3.61%, 06/02/2026 (d)		80,308,000	79,809,168
3.62%, 06/11/2026 (d)		74,617,000	74,088,426
3.64%, 06/18/2026 (d)		81,771,000	81,134,737
TOTAL U.S. TREASURY BILLS (Cost $991,503,127)			991,462,484

MONEY MARKET FUNDS - 1.3%		Shares	Value
First American Treasury Obligations Fund - Class X, 3.59% (e)		10,248,185	10,248,185
Northern U.S. Government Select Money Market Fund, 3.36% (e)		2,712,452	2,712,452
TOTAL MONEY MARKET FUNDS (Cost $12,960,637)			12,960,637

TOTAL INVESTMENTS - 100.1% (Cost $1,006,093,814)			1,004,906,721
Liabilities in Excess of Other Assets - (0.1)%			(1,242,440)
TOTAL NET ASSETS - 100.0%			$1,003,664,281

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown is the annualized yield as of March 31, 2026.
(e)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

NEOS Enhanced Income 1-3 Month T-Bill ETF
Schedule of Written Options
March 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.1)%	Notional Amount	Contracts	Value
Put Options - (0.1)%
S&P 500® Index (a)(b)
Expiration: 04/09/2026; Exercise Price: $5,850.00	$(254,612,280)	(390)	$(152,100)
Expiration: 04/09/2026; Exercise Price: $5,975.00	(254,612,280)	(390)	(226,200)
Expiration: 04/09/2026; Exercise Price: $6,025.00	(254,612,280)	(390)	(269,100)
Expiration: 04/09/2026; Exercise Price: $6,100.00	(254,612,280)	(390)	(372,450)
TOTAL WRITTEN OPTIONS (Premiums received $3,342,668)			$(1,019,850)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

NEOS Enhanced Income 1-3 Month T-Bill ETF
Notes to Quarterly Schedule of Investments
March 31, 2026 (Unaudited)

Investment Valuation
The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 – Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.
• Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of March 31,2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$483,600	$–	$483,600
U.S. Treasury Bills	–	991,462,484	–	991,462,484
Money Market Funds	12,960,637	–	–	12,960,637
Total Investments	$12,960,637	$991,946,084	$–	$1,004,906,721

Liabilities:
Written Options	$–	$(1,019,850)	$–	$(1,019,850)
Total Written Options	$–	$(1,019,850)	$–	$(1,019,850)

Refer to the Schedule of Investments for further disaggregation of investment categories.